Condensed Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 8,159
TOTAL CURRENT ASSETS	8,159
Intangible assets, net	96,870
Security deposit	269
TOTAL ASSETS	105,298
CURRENT LIABILITIES:
Accounts payable and accrued expenses	3,769	3,636	2,563
Due to related party	3,710
TOTAL CURRENT LIABILITIES	7,479	3,636	2,563
Commitments and Contingencies
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	350	350	350
Additional paid-in capital	51,826	51,826	1,112
Subscription payable	212,621
Accumulated deficit	(166,978)	(55,812)	(4,025)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	97,819	(3,636)	(2,563)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 105,298